Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 2,235	$ 420
Vessels’ operating and voyage expenses	7,305	2,824
Commissions	464	315
Interest on derivatives and other finance expenses	635	1,600
General and administrative expenses	127	212
Total	$ 10,766	$ 5,371